Commitments and Contingencies - Management Fees (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Management fees for the year ending
2014	$ 2,820
2015	2,904
2016	3,000
2017	3,081
2018	3,173
2019 and on	6,645
Total	$ 21,623